FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         September 30, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff   Milwaukee, Wisconsin    10/22/07
-----------------   ---------------------   --------
   (Signature)          (City/State)         (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         49

Form 13F Information Table Value Total:  $ 268,130
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




                                           SADOFF INVESTMENT MANAGEMENT LLC
                                                       FORM 13F
                                                      30-Sep-07

                                                                                                    Voting Authority
                               Title of                 Value    Shares/ Sh/ Put/ Invstmt Other     -----------------
Name of Issuer                 class          CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole    Shared None
---------------------------    -----------    --------- -------- ------- --- ---- ------- -------- ------- ------ -----
ALTERA CORP.                   COM            021441100    6,048 251,150 SH       Sole             251,150
BERKSHIRE HATHAWAY INC.        CL A           084670108      237       2 SH       Sole                   2
BLACKROCK MUNIYIELD INSURED    COM            09254E103      908  67,546 SH       Sole              67,546
BLACKROCK MUNIYIELD QUALITY FU COM            09254F100      326  23,650 SH       Sole              23,650
BLACKROCK MUNIYIELD QUALITY FU COM            09254G108      120  10,000 SH       Sole              10,000
C.R. BARD INC.                 COM            067383109   14,362 162,856 SH       Sole             162,856
CISCO SYSTEMS INC.             COM            17275R102   10,393 313,700 SH       Sole             313,700
CRANE COMPANY                  COM            224399105    7,136 148,750 SH       Sole             148,750
CSX CORPORATION                COM            126408103   11,453 268,040 SH       Sole             268,040
CUMMINS INC.                   COM            231021106   18,346 143,450 SH       Sole             143,450
EASTMAN KODAK                  COM            277461109   14,541 543,400 SH       Sole             543,400
EATON CORP.                    COM            278058102   11,735 118,490 SH       Sole             118,490
EATON VANCE INSURED MUNI       COM            27827X101      834  54,463 SH       Sole              54,463
EXELON CORPORATION             COM            30161N101      634   8,409 SH       Sole               8,409
EXXON MOBIL CORP.              COM            30231G102      895   9,674 SH       Sole               9,674
GENERAL ELEC CO.               COM            369604103      298   7,200 SH       Sole               7,200
GENERAL MILLS                  COM            370334104   12,215 210,574 SH       Sole             210,574
IBM                            COM            459200101    7,418  62,975 SH       Sole              62,975
IKON INC.                      COM            451713101    4,611 358,800 SH       Sole             358,800
INTEGRYS ENERGY                COM            45822P105      288   5,618 SH       Sole               5,618
JUNIPER NETWORKS               COM            48203R104   10,075 275,200 SH       Sole             275,200
KELLOGG CO.                    COM            487836108   15,753 281,308 SH       Sole             281,308
MCCORMICK & CO.                COM NON VTG    579780206    9,775 271,762 SH       Sole             271,762
MICROSOFT                      COM            594918104   11,152 378,550 SH       Sole             378,550
MONSTER INC.                   COM            611742107    4,322 126,900 SH       Sole             126,900
MORGAN STANLEY INSURED MUNI    INSD MUN TR    61745P866      852  62,600 SH       Sole              62,600
MS INSURED MUNI INCOME         INSD MUN INCM  61745P791      782  56,450 SH       Sole              56,450
MS QUALITY MUNI INCOME         QUALT MUN INCM 61745P734      664  49,400 SH       Sole              49,400
NIKE INC.                      CL B           654106103   13,509 230,300 SH       Sole             230,300
NORFOLK SOUTHERN               COM            655844108   10,852 209,059 SH       Sole             209,059
NUVEEN INSD DIVID ADVANTAGE MU COM            67071L106      715  51,050 SH       Sole              51,050
NUVEEN INSURED MUNI OPPORTUNIT COM            670984103      998  70,646 SH       Sole              70,646
NUVEEN INSURED PREMIUM MUNI    COM            6706D8104    1,022  82,109 SH       Sole              82,109
NUVEEN INSURED QUALITY MUNI    COM            67062N103      521  37,650 SH       Sole              37,650
ORACLE CORP.                   COM            68389X105    6,770 312,700 SH       Sole             312,700
PEPSICO                        COM            713448108      206   2,810 SH       Sole               2,810
POLYCOM INC.                   COM            73172K104    4,753 176,950 SH       Sole             176,950
PROCTER & GAMBLE               COM            742718109      241   3,430 SH       Sole               3,430
PROGRESS ENERGY                COM            743263105      784  16,739 SH       Sole              16,739
RPM INTL INC.                  COM            749685103    2,961 123,625 SH       Sole             123,625
SMUCKERS JM                    COM            832696405    3,823  71,566 SH       Sole              71,566
SOUTHERN CO.                   COM            842587107      527  14,521 SH       Sole              14,521
ST JUDE MEDICAL                COM            790849103   10,275 233,155 SH       Sole             233,155
TOYOTA MOTOR ADR               SP ADR REP2COM 892331307      234   2,000 SH       Sole               2,000
VARIAN MEDICAL                 COM            92220P105    4,752 113,430 SH       Sole             113,430
VERISIGN INC.                  COM            92343E102   11,397 337,800 SH       Sole             337,800
WISCONSIN ENERGY               COM            976657106      551  12,242 SH       Sole              12,242
WRIGLEY WM JR CO.              COM            982526105    5,543  86,302 SH       Sole              86,302
XEROX CORP.                    COM            984121103   11,523 664,550 SH       Sole             664,550
REPORT SUMMARY                  49                       268,130